Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information [Abstract]
Subsidiaries
As of June 30, 2025, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these unaudited interim condensed consolidated financial statements as well as intermediary companies that are 100% subsidiaries of the Company that own shipowning companies.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company
Rubico Inc.	August 2022	Marshall Islands	Holding company (dormant)
Top Mega Yachts Inc.	March 2024	Marshall Islands	Holding company (dormant)

Wholly owned Shipowning Companies (“SPC”) with vessels in operation during period ended June 30, 2025		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray	March 2019
2	South California Inc.	January 2018	Marshall Islands	M/T Eco Bel Air	April 2019 (sold and leased back in 2020)
3	Malibu Warrior Inc.	January 2018	Marshall Islands	M/T Eco Beverly Hills	May 2019 (sold and leased back in 2020)
4	Roman Empire Inc.	February 2020	Marshall Islands	M/T Eco West Coast	March 2021
5	Athenean Empire Inc.	February 2020	Marshall Islands	M/T Eco Malibu	May 2021
6	Eco Oceano Ca Inc.	December 2020	Marshall Islands	M/T Eco Oceano Ca	March 2022
7	Julius Caesar Inc.	May 2020	Marshall Islands	M/T Julius Caesar	January 2022
8	Legio X Inc.	December 2020	Marshall Islands	M/T Legio X Equestris	March 2022
9	Seawolf Venture Limited	August 2015	Marshall Islands	M/Y Para Bellvm	August 2023
10	Roman Explorer Inc	September 2023	Marshall Islands	Hull No 158	Q2 2027

50% Owned Companies
As of June 30, 2025, the Company was the owner of 50% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	California 19 Inc.	May 2019	Marshall Islands	M/T Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	M/T Eco Joshua Park	March 2020

Excess of Consideration over Acquired Assets	The amount of the consideration given in excess of the historical carrying value of the net assets acquired is recognized as a reduction to the Company’s additional paid in capital and presented as Excess of consideration over the carrying value of acquired assets in the Company’s consolidated statement of stockholders’ equity for the six months ended June 30, 2025. An analysis of the Excess of consideration over the carrying value of acquired assets is presented in the table below:

As of June 30,	2025
Consideration	47,000
Less: Carrying value of net assets of companies acquired	(21,391)
Excess of consideration over acquired assets	(25,609)